Taxation - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Tax Expenses [Line Items]
Tax paid (net)	£ 342	£ 496	£ 464
Applicable tax rate	23.30%	22.30%	22.60%
Deferred tax credit	£ 8	£ 14	£ 6
Reported tax rate	18.10%	18.50%	18.30%
Expenses not deductible for tax purposes, credit	£ 15	£ 16	£ 19
Deferred tax liabilities	591	665
Deferred tax assets	210	270
Deferred tax expense income relating to loss recognition rule changes	15
Uncertain tax provisions	228	276
Tax charge on actuarial movements on defined benefit	48	(39)	(23)
Unrecognised state and local tax losses	73	94
Unrecognised state and local tax losses expire within ten years	27	44
Unrecognised state and local tax losses expire after more than ten years	46	50
Unused tax losses for which no deferred tax asset recognised	6	6
Pension defined benefit plans [member]
Disclosure Of Income Tax Expenses [Line Items]
Tax charge on actuarial movements on defined benefit	48
Income tax credit reflecting the revaluation of pension defined benefit due to tax rate changes	13
Put and call option arrangement [member]
Disclosure Of Income Tax Expenses [Line Items]
Expenses not deductible for tax purposes, credit	7	19	£ 0
Unused trading losses [member]
Disclosure Of Income Tax Expenses [Line Items]
Unused losses and interest expenses for which no deferred tax asset has been recognised	287	297
Deferred tax asset not recognised	79	81
Unrecognised losses expiration within 10 years	100	168
Unrecognised losses expiration more than 10 years	187	129
Unused tax losses and other temporary differences [member]
Disclosure Of Income Tax Expenses [Line Items]
Unused losses and interest expenses for which no deferred tax asset has been recognised	22	23
Deferred tax asset not recognised which can only be used to offset future capital gains	5	£ 4
Temporary differences [member] | Capitalised development costs [member]
Disclosure Of Income Tax Expenses [Line Items]
Deferred tax liabilities	161
Temporary differences [member] | Accruals and provisions [member]
Disclosure Of Income Tax Expenses [Line Items]
Deferred tax assets	92
Temporary differences [member] | Share based remuneration provisions [member]
Disclosure Of Income Tax Expenses [Line Items]
Deferred tax assets	£ 41
United Kingdom [member]
Disclosure Of Income Tax Expenses [Line Items]
Applicable tax rate	25.00%	19.00%
Deferred tax effect of tax rate	£ 8
Netherlands [member]
Disclosure Of Income Tax Expenses [Line Items]
Deferred tax effect of tax rate	£ 8
Weighted average [member]
Disclosure Of Income Tax Expenses [Line Items]
Applicable tax rate	23.30%
Bottom Of Range [Member] | United Kingdom [member]
Disclosure Of Income Tax Expenses [Line Items]
Federal corporate tax rate	19.00%
Bottom Of Range [Member] | Netherlands [member]
Disclosure Of Income Tax Expenses [Line Items]
Applicable tax rate	25.00%
Top of range [member] | United Kingdom [member]
Disclosure Of Income Tax Expenses [Line Items]
Federal corporate tax rate	25.00%
Top of range [member] | Netherlands [member]
Disclosure Of Income Tax Expenses [Line Items]
Applicable tax rate	25.80%